                                 AIM STOCK FUNDS

                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                        Supplement dated October 25, 2005
        to the Statement of Additional Information dated October 25, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.